ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Schedule of accounts payable and accrued liabilities (Details) - USD ($)	Jan. 31, 2021	Jan. 31, 2020
ACCOUNT PAYABLE AND ACCRUED LIABILITIES [abstract]
Accounts payable	$ 1,382,519	$ 1,136,955
Accrued liabilities	1,183,259	1,449,286
Interest payable	115,218	902,033
Accounts payable and accrued liabilities	$ 2,680,996	$ 3,488,274